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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558

                       Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2008 through February 28, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


        Pioneer Short Term
        Income Fund
--------------------------------------------------------------------------------
        Semiannual Report | February 28, 2009
--------------------------------------------------------------------------------

        Ticker Symbols:
        Class A   STABX
        Class B   STBBX
        Class C   PSHCX
        Class Y   PSHYX

        [LOGO]PIONEER
              Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                          2

Portfolio Management Discussion                4

Portfolio Summary                              8

Prices and Distributions                       9

Performance Update                            10

Comparing Ongoing Fund Expenses               14

Schedule of Investments                       16

Financial Statements                          32

Notes to Financial Statements                 40

Trustees, Officers and Service Providers      48

               Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

               Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    3

Portfolio Management Discussion | 2/28/09

In the following interview, portfolio managers Richard Schlanger and Charles Melchreit discuss the factors that influenced Pioneer Short Term Income Fund's performance for the six-month period ended February 28, 2009.

Q Can you describe the market environment for fixed-income investors over the six month period ended February 28, 2009?

A U.S. Treasury securities continued to outperform most other fixed-income asset classes by a wide margin over the period. The principal driver of Treasury outperformance during the six months was the continued distress in the credit markets, which came to a head in September of 2008. First, the U.S. government placed Fannie Mae and Freddie Mac, which collectively own or guarantee roughly half of the U.S. mortgage market, into conservatorship. A week later, leading investment bank Lehman Brothers failed and the Treasury was forced to bail out global insurance conglomerate AIG. As the month of September drew to a close, investment banking icons Morgan Stanley and Goldman Sachs converted to bank holding companies in order to qualify for ongoing access to U.S. Federal Reserve Board (the Fed) liquidity programs and the FDIC seized and sold giant thrift Washington Mutual.

     The result of September's turmoil was a seizing up of the credit markets and an evaporation of liquidity. In this environment, investors fled to Treasury securities, driving their prices higher and yields lower. By contrast, many other fixed-income categories declined sharply, as even high-quality sectors were driven down by forced selling from market participants seeking to reduce leverage in their portfolios. Home equity-backed and commercial mortgage-backed securities were especially hard hit, falling by approximately 31% and 23%, respectively, over the six months ended February 28, 2009.

     During the period, the Fed lowered the Federal funds rate from 2.00% to the unprecedented range of 0.00% to 0.25%, Treasury yields fell from already low levels and the yield curve steepened due to rate declines being more significant on shorter maturities. To illustrate, the two-year treasury yield fell by 140 basis points, from 2.36% to 0.96%, while the five-year fell 111 basis points, from 3.09% to 1.98%.

Q How did the Fund perform in this environment over the six months ended February 28, 2009?

A The Fund's Class A shares returned -3.43% at net asset value during the six months ended February 28, 2009, compared with a return of 2.17% for the

4    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

     Fund's benchmark, the Barclays Capital (formerly Lehman Brothers) One-to-Three Year Government/Credit Index (the Barclays Index). Over the same six-month period, the average return of the 266 Short Investment-Grade Debt Funds tracked by Lipper, Inc. was -4.55. The Fund's SEC yield on Class A shares as of February 28, 2009 was 4.93%.

Q: Can you review the Fund's principal investment strategies during the six-month period ended February 28, 2009?

A We continue to follow a disciplined investment process based on identifying relative value among fixed-income sectors and carefully evaluating the risk/reward profile of credit-sensitive issues. The average quality of the Fund's portfolio remains a high "AA-." The Fund essentially had no exposure to U.S. Treasury issues during the period, reflecting our view that Treasuries, while viewed by many investors as a safe haven, have not been valued attractively versus credit-sensitive sectors given their negative real yields. The Fund's lack of exposure to Treasuries was the principal reason for the Fund's underperformance versus the Barclays Index, as Treasuries continued to benefit from the unprecedented flight to quality seen in the markets during the period.

     We have sold Treasury issues from the Fund in favor of increased weightings in a variety of mortgage-related securities with higher yields. At the end of the six-month period on February 28, 2009, mortgage-related securities accounted for more than 79% of Fund assets. Our mortgage holdings have remained focused on the highest-quality, government agency-backed pools, including those offered by Ginnie Mae, Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac issues outperformed Ginnie Mae issues by a significant margin over the six months ended February 28, 2009, as investor sentiment rebounded following the government's move to bring those institutions into conservatorship in September 2008.

     In selecting mortgage-backed issues for the Fund, we have emphasized higher coupon pools. This is because we do not expect mortgage prepayments to increase substantially despite the prevailing low interest rates. Given the tightening of lending standards that has occurred, and reduced homeowner equity in the wake of the housing collapse, we believe any uptick in mortgage refinancing will be modest. Our focus on maximizing income generation from mortgage holdings contributed positively to the Fund's performance during the six-month period.

     The Fund's corporate holdings were at between 19%-20% of assets at the end of February 2009, up from just under 19% of assets at the end of August 2008, and just under 18% 12 months ago. We have continued to purchase new corporate issuance in order to take advantage of the higher yields being offered versus issues traded in the secondary market. For much of the period, high-quality new issue corporate debt generally offered more

               Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    5
     than 200 basis points of additional yield compared with Treasuries of comparable maturities. (100 basis points are equal to one percentage point of yield). The Fund's corporate exposure underperformed versus Treasuries but held up better than the asset-backed and commercial mortgage-backed sectors for the six-month period ended February 28, 2009.

     The Fund's overall duration at the end of February was 2.12 years, as compared to 1.95 years at the end of August 2008, and 1.61 years 12 months earlier. (Duration is a measure of sensitivity to changes in interest rates.) Our lengthening of the Fund's duration worked well, as rates on the short-to-intermediate end of the yield curve fell over the six-month period.

Q    What is your assessment of the current climate for fixed-income investing?

A In our view, the Fed is unlikely to raise interest rates in the near future, given the depth of the current recession. In addition, a steep yield curve is helpful to struggling banks and financial firms, giving the Fed further incentive not to raise short-term rates. As a result, we gradually have been positioning the Fund somewhat more aggressively with respect to overall portfolio duration and the corresponding sensitivity to changes in interest rates.

     More broadly, it appears that the Fed will do whatever it believes is necessary to provide liquidity in order to help improve conditions, and we expect the high-quality credit sectors to benefit over time from this policy focus. With Treasury securities offering historically low yields, we will continue to take advantage of forced selling in other sectors to add high-quality issues to the Fund that offer attractive income. While it is not possible to predict exactly when the relationship between Treasury and non-Treasury yields will return closer to historical levels, we believe the Fund will benefit from this positioning as credit spreads ultimately narrow.

     As always, we will seek to provide a high level of current income while striving to reduce the impact of interest rate changes on the Fund's share price. We believe our focus on quality and relative share price stability could make the Fund an attractive option for appropriate investors seeking to maintain fixed-income exposure in an uncertain environment.

Please refer to the Schedule of Investments on pages 16-31 for a full listing of Fund securities.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced

6    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09
to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The securities issued by U.S. government sponsored entities (i.e. FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. government. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is not a guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

               Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    7

Portfolio Summary |2/28/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Collateralized Mortgage Obligations        55.1%
U.S. Government Securities                 17.5%
U.S. Corporate Bonds                       16.4%
Asset Backed Securities                     6.8%
Senior Floating Rate Loans                  2.4%
Temporary Cash Investments                  1.6%
Foreign Government Bonds                    0.2%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                         1.9%
AA                                          6.2%
A                                           5.6%
BBB                                         7.0%
BB                                          3.0%
B & Lower                                   1.1%
Commercial Paper                            0.9%
Treasury/Agency                            74.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1.    Countrywide Home Loans, 5.5%, 10/25/32                                                   4.29%
 2.    GS Mortgage Securities Corp., 6.771%, 5/3/18                                             3.48
 3.    CS First Boston Mortgage Security Corp., 7.13%, 11/15/30                                 3.26
 4.    American Home Mortgage Investment Corp., Floating Rate Note, 10/25/34                    2.35
 5.    LBUBS 2001-C2 C, 6.975%, 9/15/34                                                         2.31
 6.    RAAC Series, 6.0%, 1/25/32                                                               2.00
 7.    GS Mortgage Securities Corp., 4.602%, 8/10/38                                            1.83
 8.    RALI 2005-QA10 A41, 5.7412%, 9/25/35                                                     1.80
 9.    Federal National Mortgage Association Grantor Trust, Floating Rate Note, 7/25/43         1.78
10.    Residential Asset Mortgage Products, Inc., Floating Rate Note, 5/25/18                   1.73

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

Prices and Distributions | 2/28/09

Net Asset Value per Share
--------------------------------------------------------------------------------

Class        2/28/09           8/31/08
  A           $ 8.94            $ 9.52
--------------------------------------
  B           $ 8.93            $ 9.50
--------------------------------------
  C           $ 8.92            $ 9.49
--------------------------------------
  Y           $ 8.92            $ 9.51
--------------------------------------

Distributions per Share: 9/1/08-2/28/09
--------------------------------------------------------------------------------

            Net Investment       Short-Term         Long-Term
Class           Income          Capital Gains     Capital Gains
  A            $ 0.2530              $ --              $ --
---------------------------------------------------------------
  B            $ 0.2105              $ --              $ --
---------------------------------------------------------------
  C            $ 0.2155              $ --              $ --
---------------------------------------------------------------
  Y            $ 0.2691              $ --              $ --
---------------------------------------------------------------

               Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    9

Performance Update | 2/28/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund at public offering price, compared to that of the Barclays Capital (formerly Lehman Brothers) One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 28, 2009)
-----------------------------------------------------------------------
                                          Net Asset     Public Offering
Period                                    Value (NAV)   Price (POP)
-----------------------------------------------------------------------
Life-of-Class
(7/8/04)                                     1.62%           1.06%
1 Year                                      -4.16           -6.54
-----------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2008)
-----------------------------------------------------------------------
                                             Gross           Net
-----------------------------------------------------------------------
                                             1.00%           0.90%
-----------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                    Barclays Capital
                   Pioneer         One- to Three-Year
                 Short Term         Government/Credit
                 Income Fund              Index

7/04               $ 9,750               $10,000
2/05               $ 9,816               $10,062
2/06               $ 9,986               $10,294
2/07               $10,438               $10,810
2/08               $10,960               $11,732
2/09               $10,504               $12,009

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 2.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/01/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

10    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

Performance Update | 2/28/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Barclays Capital (formerly Lehman Brothers) One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 28, 2009)
--------------------------------------------------------------
                                          If          If
Period                                    Held        Redeemed
--------------------------------------------------------------
Life-of-Class
(7/8/04)                                  0.73%         0.73%
1 Year -5.04 -6.87
--------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2008)
--------------------------------------------------------------
                                          Gross         Net
--------------------------------------------------------------
                                          1.85%         1.80%
--------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                    Barclays Capital
                   Pioneer         One- to Three-Year
                 Short Term         Government/Credit
                 Income Fund              Index

7/04               $10,000              $10,000
2/05               $10,031              $10,062
2/06               $10,121              $10,294
2/07               $10,489              $10,810
2/08               $10,905              $11,732
2/09               $10,355              $12,009

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 2.0% and declines over three years.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/01/10 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    11

Performance Update | 2/28/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Barclays Capital (formerly Lehman Brothers) One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 28, 2009)
--------------------------------------------------------------
                                          If          If
Period                                    Held        Redeemed
--------------------------------------------------------------
Life-of-Class
(7/8/04)                                  0.79%         0.79%
1 Year                                   -4.96         -4.96
--------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2008)
--------------------------------------------------------------
                                          Gross         Net
--------------------------------------------------------------
                                          1.73%         1.73%
--------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                    Barclays Capital
                   Pioneer         One- to Three-Year
                  Short Term        Government/Credit
                 Income Fund              Index

7/04               $10,000               $10,000
2/05               $10,042               $10,062
2/06               $10,110               $10,294
2/07               $10,486               $10,810
2/08               $10,920               $11,732
2/09               $10,379               $12,009

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/01/10 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

12    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

Performance Update | 2/28/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Barclays Capital (formerly Lehman Brothers) One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 28, 2009)
--------------------------------------------------------------
                                          If          If
Period                                    Held        Redeemed
--------------------------------------------------------------
Life-of-Class
(7/8/04)                                  1.94%         1.94%
1 Year                                   -4.03         -4.03
--------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2008)
--------------------------------------------------------------
                                          Gross         Net
--------------------------------------------------------------
                                          0.55%         0.55%
--------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                    Barclays Capital
                   Pioneer         One- to Three-Year
                  Short Term        Government/Credit
                 Income Fund              Index

7/04               $10,000               $10,000
2/05               $10,115               $10,062
2/06               $10,313               $10,294
2/07               $10,829               $10,810
2/08               $11,402               $11,732
2/09               $10,943               $12,009

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on actual returns from September 1, 2008 through February 28, 2009.

Share Class                      A                B                C                Y
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 9/1/08
----------------------------------------------------------------------------------------
Ending Account Value       $   965.70       $   962.10       $   962.60       $   966.30
on 2/28/09
----------------------------------------------------------------------------------------
Expenses Paid              $     4.39       $     8.71       $     8.47       $     2.97
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.79%, 1.74%, and 0.61% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2008 through February 28, 2009.

Share Class                      A                B                C                Y
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 9/1/08
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,020.33       $ 1,015.92       $ 1,016.17       $ 1,021.77
on 2/28/09
----------------------------------------------------------------------------------------
Expenses Paid              $     4.51       $     8.95       $     8.70       $     3.06
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.79%, 1.74%, and 0.61% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    15

Schedule of Investments | 2/28/09 (unaudited)

               Floating      S&P/Moody's
 Principal     Rate (b)      Ratings
 Amount        (unaudited)   (unaudited)                                              Value
                                           ASSET BACKED SECURITIES -- 6.9%
                                           MATERIALS -- 1.1%
                                           Steel -- 1.1%
 $   300,000      2.95       A/Baa3        Aegis Asset Backed Securities, Floating
                                           Rate Note, 1/25/34                         $    142,505
     414,699      0.71       AAA/Aaa       Aegis Asset Backed Securities, Floating
                                           Rate Note, 8/25/35                              397,454
     706,777      0.83       AAA/Aaa       Aegis Asset Backed Securities, Floating
                                           Rate Note, 9/25/34                              481,616
      77,704      0.56       AAA/Aaa       Option One Mortgage Trust, Floating Rate
                                           Note, 5/25/37                                    70,086
     116,968      1.45       AA/Aa2        SAST 2002-1 M1, Floating Rate Note,
                                           1/25/32                                          40,047
     124,017      1.37       AA/Aa2        SAST 2002-2 M1, Floating Rate Note,
                                           8/25/32                                          35,717
                                                                                      $  1,167,425
                                                                                      ------------
                                           Total Materials                            $  1,167,425
--------------------------------------------------------------------------------------------------
                                           CONSUMER SERVICES -- 0.4%
                                           Restaurants -- 0.4%
     685,000                 BB/Ba3        Dunkin Brands Master Finance LLC,
                                           8.28%, 6/20/31 (144A)                      $    444,818
                                                                                      ------------
                                           Total Consumer Services                    $    444,818
--------------------------------------------------------------------------------------------------
                                           FOOD & DRUG RETAILING -- 0.1%
                                           Food Retail -- 0.1%
     200,000                 BB/Aaa        Dominos Pizza Master Issuer LLC, 7.629%,
                                           4/25/37                                    $     90,000
                                                                                      ------------
                                           Total Food & Drug Retailing                $     90,000
--------------------------------------------------------------------------------------------------
                                           BANKS -- 2.7%
                                           Thrifts & Mortgage Finance -- 2.7%
     344,859      0.91       AA+/Aa1       ACE 2005-HE2 M1, Floating Rate Note,
                                           4/25/35                                    $    336,571
      53,178                 AAA/Aa3       Americredit Automobile Receivable Trust,
                                           5.66%, 1/6/11                                    53,174
     430,058      1.01       AAA/Aaa       Countrywide Asset Backed Certificates,
                                           Floating Rate Note, 4/25/32                     285,210
     693,115                 AAA/Baa2      CSAB Mortgage Backed Trust, 6.0%,
                                           11/25/36                                        601,704
     631,199                 A+/Ba3        HEMT 2004-6 M2, 5.321%, 4/25/35                 361,237
     327,215                 AAA/Aaa       Honda Auto Receivables Owner Trust,
                                           5.1%, 3/18/11                                   330,300
     484,965                 A/Baa1        Local Insight Media Finance LLC, 5.88%,
                                           10/23/37                                        363,194

The accompanying notes are an integral part of these financial statements.

16    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

               Floating      S&P/Moody's
 Principal     Rate (b)      Ratings
 Amount        (unaudited)   (unaudited)                                                Value
                                           Thrifts & Mortgage Finance -- (continued)
 $   847,491                 AA/Aa2        Popular ABS Mortgage Pass Through Trust,
                                           5.181%, 9/25/34                              $    549,437
                                                                                        $  2,880,827
                                                                                        ------------
                                           Total Banks                                  $  2,880,827
----------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 2.6%
                                           Asset Management & Custody Banks -- 0.4%
     586,999      0.87       BBB+/Baa1     SPSAC 1998-1 A1, Floating Rate Note,
                                           3/25/28                                      $    376,242
      64,027      0.74       AAA/Aa3       TMTS 2005-7SL A1, Floating Rate Note,
                                           7/25/35                                            60,460
                                                                                        ------------
                                                                                        $    436,702
----------------------------------------------------------------------------------------------------
                                           Consumer Finance -- 0.6%
     152,634      0.59       AAA/Aaa       Nomura Home Equity Trust, Floating Rate
                                           Note, 3/25/36                                $    142,614
     240,000      0.91       AA+/Aa1       RASC 2005-KS7 M1, Floating Rate Note,
                                           8/25/35                                           186,859
     407,670                 AA/Aaa        RFMS2 2003-HI1 M1, 5.27%, 4/25/28                 281,345
                                                                                        ------------
                                                                                        $    610,818
----------------------------------------------------------------------------------------------------
                                           Diversified Financial Services -- 0.5%
     707,762      5.53       AAA/Aaa       Bear Stearns Asset Backed Securities,
                                           Inc., Floating Rate Note, 6/25/43            $    533,823
----------------------------------------------------------------------------------------------------
                                           Investment Banking & Brokerage -- 0.3%
     182,512      0.90       A/Aa2         GSAMP Trust, Floating Rate Note,
                                           3/25/35                                      $    168,446
     275,000      0.63       AAA/B2        MLMI 2006-AR1 A2C, Floating Rate Note,
                                           3/25/37                                           179,943
                                                                                        ------------
                                                                                        $    348,389
----------------------------------------------------------------------------------------------------
                                           Specialized Finance -- 0.8%
     367,692                 AAA/Aaa       Conseco Finance, Inc., 7.05%, 4/15/32        $    335,372
     314,873      6.19       AAA/Aaa       Conseco Finance, Inc., Floating Rate Note,
                                           11/15/32                                          271,141
     380,000      1.29       AAA/Aaa       SLMA 2004-10 A6B, Floating Rate Note,
                                           4/27/26                                           288,800
                                                                                        $    895,313
                                                                                        ------------
                                           Total Diversified Financials                 $  2,825,045
----------------------------------------------------------------------------------------------------
                                           TOTAL ASSET BACKED SECURITIES
                                           (Cost $9,914,379)                            $  7,408,115
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    17

               Floating      S&P/Moody's
 Principal     Rate (b)      Ratings
 Amount        (unaudited)   (unaudited)                                             Value
                                           COLLATERALIZED MORTGAGE
                                           OBLIGATIONS -- 56.1%
                                           MATERIALS -- 1.3%
                                           Steel -- 1.3%
 $   963,173                 AAA/Aaa       CMLTI 2003-UP3 A1, 7.0%, 9/25/33          $    890,935
     382,235      6.40       AAA/NR        CMLTI 2005-1 2A1A, Floating Rate Note,
                                           4/25/35                                        207,577
     817,290                 AAA/NR        CMLTI 2005-9 2SX2, 5.5%, 11/25/35              102,874
  22,974,222                 AAA/Aaa       MSDWC 2000-1345 X, 0.7259%, 9/3/15             211,149
                                                                                     $  1,412,535
                                                                                     ------------
                                           Total Materials                           $  1,412,535
-------------------------------------------------------------------------------------------------
                                           BANKS -- 30.5%
                                           Diversified Banks -- 1.8%
   3,421,361                 AAA/Ba2       RALI 2005-QA10 A41, 5.7412%,
                                           9/25/35                                   $  1,933,689
-------------------------------------------------------------------------------------------------
                                           Thrifts & Mortgage Finance -- 28.7%
   1,121,800                 NR/Aaa        ABN Amro Mortgage Corp., 4.75%,
                                           5/25/18                                   $  1,080,081
     872,625                 AAA/Aaa       CalSTRS Trust, 4.463%, 11/20/14                881,839
     336,114                 AAA/Aaa       CDMC 2003-2P A3, 5.45%, 11/25/19               334,959
     805,529                 AAA/Aaa       Chase Mortgage Finance Corp., 6.0%,
                                           1/25/34                                        806,261
     138,596      3.41       NR/Aaa        CMOT 44, Floating Rate Note, 7/1/18            138,588
   4,899,477                 AAA/NR        Countrywide Home Loans, Inc., 5.5%,
                                           10/25/32                                     4,595,322
      22,606      0.56       AAA/Aaa       CSMC 2006-3 1A1A, Floating Rate Note,
                                           4/25/36                                         22,415
     775,000                 AAA/Aaa       GECMC 2005-C1 A2, 4.353%, 6/10/48              743,271
   2,000,000                 AAA/Aaa       GS Mortgage Securities Corp., 4.602%,
                                           8/10/38                                      1,958,752
   3,500,000                 AAA/Aaa       GS Mortgage Securities Corp., 6.771%,
                                           5/3/18                                       3,729,954
      95,005      4.27       AA+/Ba1       Impac CMB Trust, Floating Rate Note,
                                           11/25/34                                        20,976
   2,640,707      1.11       AAA/Aaa       Impac CMB Trust, Floating Rate Note,
                                           9/25/34                                      1,171,037
     573,516                 AAA/A1        JP Morgan Mortgage Trust, 6.0%,
                                           8/25/36                                         56,466
     675,000                 AAA/Aaa       JPMCC 2004-CB8 A2, 3.837%, 1/12/39             587,161
     625,516      0.99       A+/B2         LBSBC 2005- 2 A M2, Floating Rate Note,
                                           9/25/30 (e)                                    154,640
   1,210,483                 AAA/Aa1       LBSBC 2007- 2 A1, 5.57%, 3/25/37 (e)           728,190
   2,500,000                 AAA/Aaa       LBUBS 2001-C2 C, 6.975%, 9/15/34             2,474,410
     242,359                 AAA/Aaa       LBUBS 2002-CA A3, 6.226%, 3/15/26              241,055
     577,082                 AAA/Aaa       LBUBS 2005-C2 A2, 4.81%, 4/15/30               551,676

The accompanying notes are an integral part of these financial statements.

18    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

               Floating      S&P/Moody's
 Principal     Rate (b)      Ratings
 Amount        (unaudited)   (unaudited)                                                 Value
                                           Thrifts & Mortgage Finance -- (continued)
 $   300,742                 AAA/Aaa       LB-UBS Commercial Mortgage, 6.27%,
                                           6/15/20                                       $    299,223
     103,542                 AAA/Aaa       Merrill Lynch Mortgage Trust, 4.446%,
                                           9/12/42                                            103,144
     944,793      2.85       A/Aa3         MLCC 199-A A, Floating Rate Note,
                                           3/15/25                                            531,442
   2,477,347                 AAA/Aaa       RAAC Series, 6.0%, 1/25/32                       2,148,649
   1,950,073      6.29       AAA/Aaa       Residential Asset Mortgage Products, Inc.,
                                           Floating Rate Note, 5/25/18                      1,857,709
   1,277,930                 AAA/Aaa       Residential Funding Mortgage Securities I,
                                           Inc., 5.25%, 2/15/18                             1,276,009
   1,000,000                 NR/Aa2        SBA CMBS Trust, 5.451%, 11/15/36                   890,000
     267,618      2.79       AAA/Aaa       SEMT 2004-10 A2, Floating Rate Note,
                                           11/20/34                                           165,392
     884,652                 AAA/Aaa       SEMT 2005-1 A2, 5.8325%, 2/20/35                   547,978
   1,007,515      6.14       AAA/Ba1       Structured Asset Mortgage Investments,
                                           Inc., Floating Rate Note, 5/25/45                  531,455
     288,993      5.65       AAA/Aaa       Thornburg Mortgage Securities, Inc.,
                                           Floating Rate Note, 3/25/44                        220,717
     426,320      0.84       AAA/Aaa       Thornburg Mortgage Securities, Inc.,
                                           Floating Rate Note, 9/25/34                        342,608
   1,000,000      3.50       AAA/Aaa       Wells Fargo Mortgage Backed Securities,
                                           Floating Rate Note, 6/25/35                        980,748
     425,000      3.74       AAA/Aaa       Wells Fargo Mortgage Backed Securities,
                                           Floating Rate Note, 9/25/34                        421,638
                                                                                         $ 30,593,765
                                                                                         ------------
                                           Total Banks                                   $ 32,527,454
-----------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 6.0%
                                           Diversified Financial Services -- 5.5%
   2,708,814      5.01       AAA/Aaa       American Home Mortgage Investment
                                           Corp., Floating Rate Note, 10/25/34           $  2,516,704
   1,498,930      0.77       AAA/Ba2       American Home Mortgage Investment
                                           Corp., Floating Rate Note, 11/25/45                669,441
     599,733                 AAA/NR        Banc of America Mortgage Securities, Inc.,
                                           4.0%, 4/25/34                                      585,390
     500,000                 AAA/A2        CCI 2005 1A C, 5.074%, 6/15/35                     457,500
     750,000      6.48       NR/Aaa        Chase Commercial Mortgage Securities
                                           Corp., Floating Rate Note, 2/12/16                 734,137
      85,384      7.05       AAA/Aaa       First Horizon Mortgage Pass- Through Trust,
                                           Floating Rate Note, 12/27/32                        71,238
     116,804      6.66       AAA/Aaa       First Horizon Mortgage Pass- Through Trust,
                                           Floating Rate Note, 2/25/34                        104,335
     105,497                 AAA/Aaa       Greenwich Capital Commercial Funding
                                           Corp., 4.022%, 1/5/36                              101,093

The accompanying notes are an integral part of these financial statements.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    19

               Floating      S&P/Moody's
 Principal     Rate (b)      Ratings
 Amount        (unaudited)   (unaudited)                                                  Value
                                           Diversified Financial Services -- (continued)
 $   229,808                 AAA/Aaa       J.P. Morgan Alternative Loan Trust, 5.63%,
                                           8/25/36                                        $    225,592
     376,697                 AAA/Aaa       Residential Accredit Loans, Inc., 6.6352%,
                                           7/25/33                                             376,723
   1,000,000      0.76       CCC/C         SARM 2007-2 M1, Floating Rate Note,
                                           3/25/37                                               9,265
                                                                                          ------------
                                                                                          $  5,851,418
------------------------------------------------------------------------------------------------------
                                           Investment Banking & Brokerage -- 0.5%
     939,326                 AAA/Aaa       Lehman Brothers, 5.56%, 9/15/21
                                           (144A)                                         $    578,010
                                                                                          ------------
                                           Total Diversified Financials                   $  6,429,428
------------------------------------------------------------------------------------------------------
                                           REAL ESTATE -- 3.8%
                                           Mortgage Real Estate Investment Trusts -- 3.8%
   3,500,000                 AAA/Aaa       CS First Boston Mortgage Security Corp.,
                                           7.13%, 11/15/30                                $  3,498,894
     213,729      1.82       AA+/Aaa       CS First Boston Mortgage Security Corp.,
                                           Floating Rate Note, 11/25/33                        143,756
     111,517      1.12       BBB/Baa3      CS First Boston Mortgage Security Corp.,
                                           Floating Rate Note, 9/25/34                          23,051
     451,361                 AAA/NR        CSFB 2004-C2 A1, 3.819%, 5/15/36                    402,633
                                                                                          $  4,068,334
                                                                                          ------------
                                           Total Real Estate                              $  4,068,334
------------------------------------------------------------------------------------------------------
                                           GOVERNMENT -- 14.5%
      92,361                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.0%, 12/15/12                                 $     92,847
      61,441                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.0%, 4/15/22                                        61,890
      20,157                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.5%, 6/15/14                                        20,234
     711,354                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.5%, 8/15/17                                       723,817
      86,238                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.0%, 1/15/10                                        87,143
     304,909                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.0%, 8/15/23                                       306,862
     680,795                 NR/NR         Federal Home Loan Mortgage Corp.,
                                           5.375%, 8/15/11                                     694,635
   1,237,145                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.5%, 10/15/35                                    1,286,694
     753,741                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.5%, 12/15/18                                      776,508
     253,145                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.5%, 6/15/32                                       257,132

The accompanying notes are an integral part of these financial statements.

20    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

               Floating      S&P/Moody's
 Principal     Rate (b)      Ratings
 Amount        (unaudited)   (unaudited)                                            Value
                                           GOVERNMENT -- (continued)
 $ 1,014,476                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.0%, 12/15/21                           $  1,039,801
   1,598,821                 NR/NR         Federal Home Loan Mortgage Corp.,
                                           6.0%, 3/15/36                               1,607,135
     253,145                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.0%, 6/15/32                                 258,411
     343,251                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.1%, 9/15/18                                 346,054
     769,256                 AAA/Aaa       Federal National Mortgage Association
                                           Benchmark Remic, 5.45%, 12/25/20              798,830
   1,008,191                 AAA/Aaa       Federal National Mortgage Association
                                           Benchmark Remic, 5.5%, 5/25/14              1,032,882
     725,459                 AAA/Aaa       Federal National Mortgage Association
                                           Benchmark Remic, 5.69%, 1/25/32               743,591
   1,910,373      5.97       AAA/Aaa       Federal National Mortgage Association
                                           Grantor Trust, Floating Rate Note,
                                           7/25/43                                     1,908,215
     144,193                 AAA/Aaa       Federal National Mortgage Association,
                                           4.0%, 11/25/14                                144,824
     559,342                 NR/NR         Federal National Mortgage Association,
                                           4.5%, 12/25/25                                561,419
     284,336                 AAA/Aaa       Federal National Mortgage Association,
                                           5.0%, 1/25/25                                 287,283
     719,944                 AAA/Aaa       Federal National Mortgage Association,
                                           5.0%, 6/25/28                                 734,169
     542,178                 AAA/Aaa       Federal National Mortgage Association,
                                           5.0%, 7/25/15                                 546,237
      13,354                 AAA/Aaa       Federal National Mortgage Association,
                                           5.0%, 8/25/15                                  13,338
     855,167                 NR/NR         Federal National Mortgage Association,
                                           5.5%, 4/25/30                                 875,954
       1,595                 AAA/Aaa       Federal National Mortgage Association,
                                           6.0%, 4/25/36                                   1,593
     315,379                 AAA/Aaa       Federal National Mortgage Association,
                                           6.0%, 6/25/29                                 331,337
                                                                                    ------------
                                           Total Government                         $ 15,538,835
------------------------------------------------------------------------------------------------
                                           TOTAL COLLATERALIZED
                                           MORTGAGE OBLIGATIONS
                                           (Cost $69,140,620)                       $ 59,976,586
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    21

              Floating       S&P/Moody's
 Principal    Rate (b)       Ratings
 Amount       (unaudited)    (unaudited)                                                Value
                                           CORPORATE BONDS -- 16.7%
                                           ENERGY -- 1.3%
                                           Oil & Gas Equipment & Services -- 0.8%
 $   400,000      5.78       NR/NR         Sevan Marine ASA, Floating Rate Note,
                                           5/14/13 (144A)                               $    188,000
   2,500,000     11.99       NR/NR         Sevan Marine ASA, Floating Rate Note,
                                           10/24/12 (144A)                                   213,783
     500,000                 BBB+/Baa1     Weatherford International, Inc., 6.625%,
                                           11/15/11                                          488,005
                                                                                        ------------
                                                                                        $    889,788
----------------------------------------------------------------------------------------------------
                                           Oil & Gas Storage & Transportation -- 0.5%
     250,000                 BBB-/Baa3     NGPL Pipeco LLC, 6.514%, 12/15/12
                                           (144A)                                       $    241,692
     250,000      5.1        BBB/Baa2      Rockies Express Pipeline LLC, Floating
                                           Rate Note, 8/20/09                                250,097
                                                                                        $    491,789
                                                                                        ------------
                                           Total Energy                                 $  1,381,577
----------------------------------------------------------------------------------------------------
                                           CONSUMER DURABLES & APPAREL -- 1.0%
                                           Home Furnishings -- 0.6%
     750,000                 BBB-/Ba1      Mohawk Industries, Inc., 5.75%, 1/15/11      $    679,454
----------------------------------------------------------------------------------------------------
                                           Household Appliances -- 0.4%
     500,000                 BBB-/Baa3     Whirlpool Corp., 5.5%, 3/1/13                $    419,575
                                                                                        ------------
                                           Total Consumer Durables & Apparel            $  1,099,029
----------------------------------------------------------------------------------------------------
                                           FOOD, BEVERAGE & TOBACCO -- 1.4%
                                           Agricultural Products -- 0.4%
     465,000                 A/A2          Cargill, Inc., 5.2%, 1/22/13 (144A)          $    452,951
----------------------------------------------------------------------------------------------------
                                           Soft Drinks -- 1.0%
     500,000                 A+/Aa2        Pepsico Inc., 4.65%, 2/15/13                 $    529,076
     500,000                 A+/Aa2        Pepsico Inc., 5.15%, 5/15/12                      535,226
                                                                                        $  1,064,302
                                                                                        ------------
                                           Total Food, Beverage & Tobacco               $  1,517,253
----------------------------------------------------------------------------------------------------
                                           PHARMACEUTICALS & BIOTECHNOLOGY -- 1.4%
                                           Biotechnology -- 0.9%
     900,000                 BBB+/Baa3     Biogen Idec, Inc., 6.0%, 3/1/13              $    906,645
----------------------------------------------------------------------------------------------------
                                           Pharmaceuticals -- 0.5%
     500,000                 AA/A1         Abbott Laboratories Ltd., 5.15%,
                                           11/30/12                                     $    539,008
                                                                                        ------------
                                           Total Pharmaceuticals & Biotechnology        $  1,445,653
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

              Floating       S&P/Moody's
 Principal    Rate (b)       Ratings
 Amount       (unaudited)    (unaudited)                                                    Value
                                           BANKS -- 1.2%
                                           Diversified Banks -- 0.6%
 $   600,000      4.68       BBB-/Ba1      Alfa Diversified Payment Rights Finance Co.,
                                           Floating Rate Note, 12/15/11 (144A)              $    390,000
     250,000                 AA/Aa3        Wells Fargo Co., 4.375%, 1/31/13 (d)                  236,578
                                                                                            ------------
                                                                                            $    626,578
--------------------------------------------------------------------------------------------------------
                                           Regional Banks -- 0.6%
     300,000                 A/A1          American Express Bank FSB, 5.5%,
                                           4/16/13                                          $    283,916
     140,000                 A-/A2         Keycorp, 6.5%, 5/14/13                                138,119
     250,000      2.14       AA+/Aa1       Wachovia Bank NA, Floating Rate Note,
                                           5/14/10                                               240,959
                                                                                            $    662,994
                                                                                            ------------
                                           Total Banks                                      $  1,289,572
--------------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 8.7%
                                           Consumer Finance -- 2.0%
     380,000                 A+/Aa3        American Honda Finance Corp., 6.7%,
                                           10/1/13 (144A)                                   $    377,372
   1,000,000                 AA-/Aa3       Household Finance Co., 5.9%,
                                           6/19/12 (d)                                           972,412
   1,000,000      5.22       BBB-/Baa2     SLM Corp., Floating Rate Note, 2/1/10                 841,960
                                                                                            ------------
                                                                                            $  2,191,744
--------------------------------------------------------------------------------------------------------
                                           Diversified Financial Services -- 4.8%
     250,000      2.90       A/A3          Citigroup, Inc., Floating Rate Note,
                                           3/16/12                                          $    195,649
     500,000                 BBB+/Baa1     GATX Corp., 5.5%, 2/15/12                             473,889
     500,000                 AAA/Aaa       General Electric Capital Corp., 4.0%,
                                           2/15/12                                               470,457
   1,000,000                 AAA/Aaa       General Electric Capital Corp., 5.5%,
                                           11/15/11                                              983,710
     250,000                 AAA/Aaa       General Electric Capital Corp., 4.0%,
                                           6/15/09 (d)                                           250,159
     229,603                 BBB/Baa2      Power Receivables Finance, LLC, 6.29%,
                                           1/1/12 (144A)                                         224,754
   2,000,000                 A/A2          Premium Asset Recovery Corp., 3.81%,
                                           10/8/09 (144A)                                      1,699,618
   1,000,000                 BB/Baa2       TNK-BP Finance SA, 7.5%, 3/13/13
                                           (144A) 780,000
                                                                                            ------------
                                                                                            $  5,078,236
--------------------------------------------------------------------------------------------------------
                                           Investment Banking & Brokerage -- 0.4%
     500,000                 A+/A1         Merrill Lynch & Co., 5.45%, 2/5/13 (d)           $    446,372
--------------------------------------------------------------------------------------------------------
                                           Specialized Finance -- 1.5%
     500,000                 BBB+/Baa2     CIT Group, Inc., 7.625%, 11/30/12                $    391,743

The accompanying notes are an integral part of these financial statements.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    23

              Floating       S&P/Moody's
 Principal    Rate (b)       Ratings
 Amount       (unaudited)    (unaudited)                                                  Value
                                           Specialized Finance -- (continued)
 $   500,000      2.79       BBB+/Baa2     Citigroup, Inc., Floating Rate Note, 6/8/09    $    478,025
     400,000                 BBB+/Baa1     International Lease Finance Corp.,
                                           6.375%, 3/25/13                                     252,108
     500,000                 A/A2          National Rural Utilities, 5.4%, 10/15/13            489,893
                                                                                          $  1,611,769
                                                                                          ------------
                                           Total Diversified Financials                   $  9,328,121
------------------------------------------------------------------------------------------------------
                                           INSURANCE -- 0.9%
                                           Property & Casualty Insurance -- 0.4%
     500,000      7.19       BB+/NR        Blue Fin Ltd., Floating Rate Note, 4/10/12     $    425,500
------------------------------------------------------------------------------------------------------
                                           Reinsurance -- 0.5%
     325,000                 AAA/Aaa       Berkshire Hathway, Inc., 5.0%, 8/15/13         $    335,519
     250,000     12.03       NR/B3         Globecat, Ltd., Floating Rate Note,
                                           1/2/13 (144A)                                       233,625
                                                                                          $    569,144
                                                                                          ------------
                                           Total Insurance                                $    994,644
------------------------------------------------------------------------------------------------------
                                           TELECOMMUNICATION SERVICES -- 0.3%
                                           Integrated Telecommunication Services -- 0.3%
     290,000                 BBB/Baa2      Telecom Italia Capital SA, 4.875%,
                                           10/1/10                                        $    283,088
                                                                                          ------------
                                           Total Telecommunication Services               $    283,088
------------------------------------------------------------------------------------------------------
                                           UTILITIES -- 0.5%
                                           Electric Utilities -- 0.5%
     500,000                 A-/A1         Consolidated Edison, Inc., 4.7%, 6/15/09       $    502,127
                                                                                          ------------
                                           Total Utilities                                $    502,127
------------------------------------------------------------------------------------------------------
                                           TOTAL CORPORATE BONDS
                                           (Cost $19,877,023)                             $ 17,841,064
------------------------------------------------------------------------------------------------------
                                           U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                           -- 17.9%
     156,752                 AAA/NR        Federal Home Loan Bank,
                                           4.84%, 1/25/12                                 $    160,953
     711,392                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.5%, 9/1/12                                        722,299
   1,659,610                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           4.511%, 5/1/35                                    1,647,380
   1,018,204                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.0%, 9/1/11 - 2/1/21                             1,046,594
     517,947                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           5.505%, 12/1/31                                     529,555
     413,786                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.064%, 11/1/40                                     411,277
     931,971                 AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.134%, 10/1/31                                     940,115

The accompanying notes are an integral part of these financial statements.

24    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

             Floating        S&P/Moody's
 Principal   Rate (b)        Ratings
 Amount      (unaudited)     (unaudited)                                            Value
                                           U.S. Government and Agency Obligations -- (continued)
 $   16,418                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.303%, 7/1/18                           $   16,702
  1,302,719                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.44%, 10/1/36                            1,351,051
    144,224                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.5%, 3/1/11 - 6/1/17                       150,768
     11,110                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.533%, 11/1/25                              11,061
      6,932                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.571%, 4/1/29                                6,947
      4,321                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.837%, 4/1/28                                4,412
     13,760                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.888%, 11/1/31                              13,933
     11,937                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           6.985%, 5/1/25                               12,024
      4,850                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.035%, 4/1/29                                4,886
      7,406                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.142%, 1/1/28                                7,505
    237,816                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.245%, 8/1/31                              242,943
      3,310                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.25%, 8/1/31                                 3,348
     13,478                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.295%, 6/1/25                               13,745
    427,136                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.3%, 10/1/32                               434,071
    134,793                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.393%, 11/1/24                             137,954
     24,705                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.484%, 2/1/27                               25,356
     62,077                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.652%, 4/1/25                               62,537
     80,956                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.680%, 1/1/25                               81,154
      4,417                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                           7.936%, 2/1/33                                4,554
    504,272                  AAA/Aaa       Federal National Mortgage Association,
                                           5.0%, 3/1/09 - 7/1/15                       518,852
    222,365                  AAA/Aaa       Federal National Mortgage Association,
                                           5.469%, 7/1/36                              227,268
    723,879                  AAA/Aaa       Federal National Mortgage Association,
                                           5.5%, 1/1/12 - 12/1/35                      743,129
    324,981                  AAA/Aaa       Federal National Mortgage Association,
                                           6.0%, 2/1/34                                336,979

The accompanying notes are an integral part of these financial statements.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    25

             Floating        S&P/Moody's
 Principal   Rate (b)        Ratings
 Amount      (unaudited)     (unaudited)                                                 Value
                                           U.S. Government and Agency Obligations -- (continued)
 $  683,796                  AAA/Aaa       Federal National Mortgage Association,
                                           6.339%, 12/1/36                               $    683,338
  1,451,054                  AAA/Aaa       Federal National Mortgage Association,
                                           6.5%, 8/1/13 - 7/1/32                            1,528,263
  3,390,524                  AAA/Aaa       Federal National Mortgage Association,
                                           7.0%, 5/1/12 - 7/1/36                            3,581,433
    102,080                  AAA/Aaa       Federal National Mortgage Association,
                                           7.243%, 12/1/28                                    102,247
    108,351                  AAA/Aaa       Federal National Mortgage Association,
                                           7.405%, 10/1/29                                    111,922
    448,658                  AAA/Aaa       Federal National Mortgage Association,
                                           7.586%, 10/1/29                                    449,996
    147,683                  AAA/Aaa       Federal National Mortgage Association,
                                           8.0%, 4/1/14                                       156,282
  1,426,492                  AAA/Aaa       Government National Mortgage
                                           Association, 6.0%, 5/20/13 - 11/15/36            1,477,546
    503,282                  AAA/Aaa       Government National Mortgage
                                           Association, 6.5%, 5/15/31 - 10/15/37              527,110
     47,341                  AAA/Aaa       Government National Mortgage
                                           Association, 7.0%, 11/15/13                         49,918
    536,696                  AAA/Aaa       Government National Mortgage
                                           Association, 7.5%, 8/15/11 - 10/15/36              566,425
     14,813                  AAA/Aaa       Government National Mortgage
                                           Association, 8.0%, 11/15/09 - 4/15/10               15,282
      1,487                  AAA/Aaa       Government National Mortgage
                                           Association, 8.5%, 9/15/09                           1,521
                                                                                         ------------
                                                                                         $ 19,120,635
-----------------------------------------------------------------------------------------------------
                                           TOTAL U.S. GOVERNMENT & AGENCY
                                           OBLIGATIONS
                                           (Cost $18,736,660)                            $ 19,120,635
-----------------------------------------------------------------------------------------------------
                                           FOREIGN GOVERNMENT BOND -- 0.2%
    250,000                  A/A2          Korea Development Bank, 5.3%, 1/17/13         $    229,550
-----------------------------------------------------------------------------------------------------
                                           TOTAL FOREIGN GOVERNMENT BOND
                                           (Cost $249,643)                               $    229,550
-----------------------------------------------------------------------------------------------------
                                           SENIOR FLOATING RATE LOAN
                                           INTERESTS -- 2.5%**
                                           MATERIALS -- 0.4%
                                           Paper Packaging -- 0.4%
    197,985       3.5062     B+/B2         Graham Packaging Co., New Term Loan,
                                           10/7/11                                       $    167,105
    295,568       3.8820     BB/Ba2        Graphic Packaging International, Inc.,
                                           Incremental Term Loan, 5/16/14                     253,491
                                                                                         $    420,596
                                                                                         ------------
                                           Total Materials                               $    420,596
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

26    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

               Floating      S&P/Moody's
 Principal     Rate (b)      Ratings
 Amount        (unaudited)   (unaudited)                                                Value
                                           CAPITAL GOODS -- 0.1%
                                           Construction, Farm Machinery & Heavy
                                           Trucks -- 0.1%
 $   144,587      8.0000     BB-/B2        Accuride Corp., Term Advance Loan,
                                           1/31/12                                      $     98,030
                                                                                        ------------
                                           Total Capital Goods                          $     98,030
----------------------------------------------------------------------------------------------------
                                           COMMERCIAL SERVICES & SUPPLIES -- 0.1%
                                           Environmental & Facilities Services -- 0.1%
     197,990      2.4500     CCC+/B2       Synagro Technologies, Inc., Term Loan,
                                           4/2/14                                       $    114,339
                                                                                        ------------
                                           Total Commercial Services & Supplies         $    114,339
----------------------------------------------------------------------------------------------------
                                           CONSUMER SERVICES -- 0.1%
                                           Casinos & Gaming -- 0.1%
     100,000      5.4425     NR/NR         Fontainbleau Las Vegas, Initial Term Loan,
                                           6/6/14                                       $     27,313
      16,667      3.9350     BB-/Ba3       Gateway Casinos & Entertainment Inc.,
                                           Delayed Draw Loan, 9/30/14                          7,604
      82,500      3.9350     BB-/Ba3       Gateway Casinos & Entertainment Inc.,
                                           Term Advance Loan, 9/30/14                         37,641
                                                                                        $     72,558
                                                                                        ------------
                                           Total Consumer Services                      $     72,558
----------------------------------------------------------------------------------------------------
                                           RETAILING -- 0.2%
                                           Internet Retail -- 0.2%
     205,000      6.6400     BBB-/Ba1      Ticketmaster Corp., Term B Loan, 7/25/14     $    174,250
                                                                                        ------------
                                           Total Retailing                              $    174,250
----------------------------------------------------------------------------------------------------
                                           HEALTH CARE EQUIPMENT & SERVICES -- 0.9%
                                           Health Care Equipment -- 0.4%
     541,709      4.7380     B+/B2         Talecris Biotherapeutics, Inc., Term Loan,
                                           12/6/13                                      $    494,309
----------------------------------------------------------------------------------------------------
                                           Health Care Facilities -- 0.4%
     274,939      3.4379     BB-/Ba3       CHS/Community Health Systems, Inc.,
                                           Funded Term Loan, 7/25/14                    $    233,823
      14,061      2.7288     BB-/Ba3       CHS/Community Health Systems, Inc.,
                                           Delayed Draw Loan, 7/25/14                         11,958
      74,509      2.2084     B+/Ba3        Psychiatric Solutions, Inc., Term Loan,
                                           7/2/12                                             66,064
      87,216      3.2313     B+/Ba2        Sun Health Care Group, Inc., Term Loan,
                                           4/19/14                                            71,081
      19,724      1.3588     B+/Ba2        Sun Health Care Group, Inc., Synthetic LC
                                           Loan, 4/21/14                                      16,075
                                                                                        ------------
                                                                                        $    399,001
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    27

               Floating      S&P/Moody's
 Principal     Rate (b)      Ratings
 Amount        (unaudited)   (unaudited)                                              Value
                                           Health Care Supplies -- 0.1%
 $    95,040      4.7088     BB-/B1        Bausch & Lomb, Inc., Parent Term Loan,
                                           4/24/15                                    $     81,794
      14,400      3.4253     BB-/B1        Bausch & Lomb, Inc., Delayed Draw Loan,
                                           4/24/15                                          12,393
                                                                                      $     94,187
                                                                                      ------------
                                           Total Health Care Equipment & Services     $    987,497
--------------------------------------------------------------------------------------------------
                                           SOFTWARE & SERVICES -- 0.3%
                                           IT Consulting & Other Services -- 0.3%
     395,960      2.6598     BB/Ba3        Sungard Data Systems, Inc., U.S. Term
                                           Loan, 2/28/14                              $    334,036
                                                                                      ------------
                                           Total Software & Services                  $    334,036
--------------------------------------------------------------------------------------------------
                                           TELECOMMUNICATION SERVICES -- 0.4%
                                           Integrated Telecommunication Services -- 0.4%
      38,270      4.4600     B+/B2         Telesat Canada, Inc., U.S. Term II Loan,
                                           10/31/14                                   $     32,793
     445,575      4.3144     B+/B2         Telesat Canada, Inc., U.S. Term I Loan,
                                           10/31/14                                        381,802
                                                                                      $    414,595
                                                                                      ------------
                                           Total Telecommunication Services           $    414,595
--------------------------------------------------------------------------------------------------
                                           TOTAL SENIOR FLOATING RATE
                                           LOAN INTERESTS
                                           (Cost $3,044,478)                          $  2,615,901
--------------------------------------------------------------------------------------------------
                                           TEMPORARY CASH INVESTMENTS -- 1.6%
                                           SECURITIES LENDING COLLATERAL -- 1.6% (c)
                                           Certificates of Deposit:
      40,496                               Abbey National Plc, 2.52%, 8/13/09         $     40,496
      40,494                               Bank of Nova Scotia, 1.58%, 5/5/09               40,494
      64,746                               Bank of Scotland NY, 1.44%, 6/5/09               64,746
      72,894                               Barclays Bank, 1.2%, 5/27/09                     72,894
      80,993                               CBA, 1.31%, 7/16/09                              80,993
      72,894                               DNB NOR Bank ASA NY, 2.41%, 6/5/09               72,894
      74,189                               Intesa SanPaolo S.p.A., 1.1%, 5/22/09            74,189
       4,695                               NORDEA NY, 0.44%, 4/9/09                          4,695
      60,745                               Royal Bank of Canada NY, 1.44%, 8/7/09           60,745
      40,496                               Royal Bank of Scotland, 2.45%, 3/5/09            40,496
      80,993                               Societe Generale, 2.62%, 9/4/09                  80,993
      72,894                               Svenska Bank NY, 1.73%, 7/8/09                   72,894
      80,993                               U.S. Bank NA, 1.35%, 8/24/09                     80,993
                                                                                      ------------
                                                                                      $    787,521
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

28    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

               Floating      S&P/Moody's
 Principal     Rate (b)      Ratings
 Amount        (unaudited)   (unaudited)                                              Value
                                           Commercial Paper:
 $     7,722                               BBVA U.S., 2.11%, 3/12/09                  $      7,722
      80,993                               Monumental Global Funding, Ltd., 1.64%,
                                           8/17/09                                          80,993
      40,496                               CME Group, Inc., 1.44%, 8/6/09                   40,496
      40,496                               General Electric Capital Corp., 1.96%,
                                           3/16/09                                          40,496
      79,535                               American Honda Finance Corp., 1.29%,
                                           7/14/09                                          79,535
      80,993                               HSBC Bank, Inc., 1.64%, 8/14/09                  80,993
      20,248                               IBM, 1.47%, 9/25/09                              20,248
      72,894                               Met Life Global Funding, 2.47%, 6/12/09          72,894
      72,894                               New York Life Global, 2.31%, 9/4/09              72,894
      68,844                               Westpac Banking Corp., 1.00%, 6/1/09             68,844
                                                                                      ------------
                                                                                      $    565,114
--------------------------------------------------------------------------------------------------
                                           Tri-party Repurchase Agreements:
      80,993                               Deutsche Bank, 0.27%, 3/2/09               $     80,993
     161,986                               Merrill Lynch, 0.27%, 3/2/09                    161,986
      30,544                               Barclays Capital Markets, 0.25%, 3/2/09          30,544
                                                                                      ------------
                                                                                      $    273,523
--------------------------------------------------------------------------------------------------

 Shares
                                           Money Market Mutual Fund:
      80,993                               JP Morgan, U.S. Government Money
                                           Market Fund                                $     80,992
                                                                                      ------------
                                                                                      $     80,992
                                                                                      ------------
                                           Total Securities Lending Collateral        $  1,707,150
--------------------------------------------------------------------------------------------------
                                           TOTAL TEMPORARY CASH
                                           INVESTMENTS
                                           (Cost $1,707,150)                          $  1,707,150
--------------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENT IN SECURITIES -- 101.9%
                                           (Cost $122,669,953)(a)                     $108,899,001
--------------------------------------------------------------------------------------------------
                                           OTHER ASSETS AND
--------------------------------------------------------------------------------------------------
                                           LIABILITIES -- (1.9)%                      $ (2,062,103)
--------------------------------------------------------------------------------------------------
                                           TOTAL NET ASSETS -- 100.0%                 $106,836,898
==================================================================================================

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2009, the value of these securities amounted to $5,824,623 or 5.45% of total net assets.

The accompanying notes are an integral part of these financial statements.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    29

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

NR   Not rated.

(a) At February 28, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $122,693,679 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                               $      929,435
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                  (14,724,113)
                                                                                     --------------
       Net unrealized loss                                                           $  (13,794,678)
                                                                                     ==============

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c)  Securities lending collateral is managed by Credit Suisse, New York Branch.

(d)  At February 28, 2009, the following securities were out on loan:

     Principal
     Amount ($)       Security                                          Value
       100,000        General Electric Capital Corp., 4.0%, 6/15/09     $  100,064
       902,000        Household Finance Co., 5.9%, 6/19/12                 877,116
       495,000        Merrill Lynch & Co., 5.45%, 2/5/13                   441,908
       247,000        Wells Fargo Co., 4.375%, 1/31/13                     233,740
----------------------------------------------------------------------------------
                      Total                                             $1,652,828
==================================================================================

(e)  Security is fair valued.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2009, were as follows:

                                         Purchases       Sales
Long-term U.S. Government Securities     $       --      $15,591,926
Other Long-term Securities               $5,460,062      $23,116,357

The accompanying notes are an integral part of these financial statements.

30    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets:

                                                   Investments       Other Financial
Valuation Inputs                                   in Securities     Instruments
Level 1 -- Quoted Prices                           $         --      $   --
Level 2 -- Other Significant Observable Inputs      108,016,171       6,373
Level 3 -- Significant Unobservable Inputs              882,830          --
------------------------------------------------------------------------------------
Total                                              $108,899,001      $6,373
====================================================================================

Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

                                                              Investments
                                                              in Securities
Balance as of 8/31/08                                          $1,900,000
Realized gain (loss)(1)                                               378
Change in net unrealized appreciation (depreciation)(2)          (698,172)
Net purchases (sales)                                            (180,571)
Transfers in and out of Level 3                                  (138,805)
---------------------------------------------------------------------------
Balance as of 2/28/09                                          $  882,830
===========================================================================

     1 Realized gain (loss) on these securities is included in the net realized loss from investments in the Statement of Operations.

     2 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    31

Statement of Assets and Liabilities | 2/28/09 (unaudited)

ASSETS:
  Investment in securities at value (including securities loaned
   of $1,652,828) (cost $122,669,953)                                    $108,899,001
  Cash                                                                      1,599,571
  Foreign currencies, at value (cost $22,379)                                  22,379
  Receivables --
   Paydown                                                                      6,171
   Fund shares sold                                                           199,027
   Interest                                                                   674,175
   Forward foreign currency portfolio hedge contracts, open-net                 6,373
   Due from Pioneer Investment Management, Inc.                                 2,250
  Other                                                                        26,121
--------------------------------------------------------------------------------------
     Total assets                                                        $111,435,068
--------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                               $  2,696,387
   Dividends                                                                   87,085
   Upon return of securities loaned                                         1,707,150
  Unrealized depreciation on unfunded corporate loans                          37,682
  Due to affiliates                                                            12,538
  Accrued expenses                                                             57,328
--------------------------------------------------------------------------------------
     Total liabilities                                                   $  4,598,170
--------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $126,110,891
  Distributions in excess of net investment income                            (71,976)
  Accumulated net realized loss on investments and foreign currency
   transactions                                                            (5,399,677)
  Net unrealized loss on investments                                      (13,808,634)
  Net unrealized gain on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                     6,294
--------------------------------------------------------------------------------------
     Total net assets                                                    $106,836,898
======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $13,334,572/1,492,300 shares)                        $       8.94
  Class B (based on $6,309,910/706,932 shares)                           $       8.93
  Class C (based on $5,757,157/645,723 shares)                           $       8.92
  Class Y (based on $81,435,259/9,126,145 shares)                        $       8.92
MAXIMUM OFFERING PRICE:
  Class A ($8.94 [divided by] 97.5% )                                    $       9.17
======================================================================================

The accompanying notes are an integral part of these financial statements.

32    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

Statement of Operations (unaudited)

For the Six Months Ended 2/28/09

INVESTMENT INCOME:
  Interest                                                                  $  3,691,620
  Litigation Fees                                                                383,548
  Income from securities loaned, net                                              11,952
-----------------------------------------------------------------------------------------------------------
     Total investment income                                                                   $  4,087,120
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                           $    261,092
  Transfer agent fees
   Class A                                                                        11,761
   Class B                                                                         8,024
   Class C                                                                         3,107
   Class Y                                                                           369
  Distribution fees
   Class A                                                                        14,808
   Class B                                                                        32,901
   Class C                                                                        27,023
  Shareholder communications expense                                               3,473
  Administrative reimbursements                                                   25,166
  Custodian fees                                                                  12,227
  Registration fees                                                               21,593
  Professional fees                                                               29,138
  Printing expense                                                                15,034
  Fees and expenses of nonaffiliated trustees                                      3,508
  Miscellaneous                                                                   33,993
-----------------------------------------------------------------------------------------------------------
     Total expenses                                                                            $    503,217
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                                          (16,016)
     Less fees paid indirectly                                                                         (178)
-----------------------------------------------------------------------------------------------------------
     Net expenses                                                                              $    487,023
-----------------------------------------------------------------------------------------------------------
       Net investment income                                                                   $  3,600,097
===========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                              $   (132,249)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                           109,283       $    (22,966)
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                                              $ (8,637,180)
   Unfunded corporate loans                                                      (37,682)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                           (12,322)      $ (8,687,184)
-----------------------------------------------------------------------------------------------------------
  Net loss on investments and foreign currency transactions                                    $ (8,710,150)
-----------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                                         $ (5,110,053)
===========================================================================================================

The accompanying notes are an integral part of these financial statements.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    33

Statement of Changes in Net Assets

For the Six Months Ended 2/28/09 and the Year Ended 8/31/08, respectively

                                                                     Six Months
                                                                     Ended
                                                                     2/28/09             Year Ended
                                                                     (unaudited)         8/31/08
FROM OPERATIONS:
Net investment income                                                $  3,600,097        $  9,199,317
Net realized gain (loss) on investments and foreign currency
  transactions                                                            (22,966)            263,843
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                                (8,687,184)         (4,457,146)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                 $ (5,110,053)       $  5,006,014
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.25 and $0.45 per share, respectively)                 $   (332,875)       $   (646,532)
   Class B ($0.21 and $0.36 per share, respectively)                     (152,882)           (305,468)
   Class C ($0.22 and $0.37 per share, respectively)                     (130,710)           (128,316)
   Class Y ($0.27 and $0.49 per share, respectively)                   (3,148,810)         (8,200,188)
-----------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $ (3,765,277)       $ (9,280,504)
-----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $ 12,311,723        $ 31,317,727
Reinvestment of distributions                                           3,127,195           7,818,468
Cost of shares repurchased                                            (52,940,103)        (96,403,549)
-----------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                              $(37,501,185)       $(57,267,354)
-----------------------------------------------------------------------------------------------------
   Net decrease in net assets                                        $(46,376,515)       $(61,541,844)
NET ASSETS:
Beginning of period                                                   153,213,413         214,755,257
-----------------------------------------------------------------------------------------------------
End of period                                                        $106,836,898        $153,213,413
-----------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net investment income     $    (71,976)       $     93,204
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

34    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

                                     '09 Shares       '09 Amount           '08 Shares     '08 Amount
                                     (unaudited)      (unaudited)
Class A
Shares sold                             614,658       $   5,579,425         1,344,504     $ 13,127,058
Reinvestment of distributions            30,817             278,295            54,393          527,575
Less shares repurchased                (466,793)         (4,294,107)       (1,436,375)     (13,916,254)
------------------------------------------------------------------------------------------------------
   Net increase (decrease)              178,682       $   1,563,613           (37,478)    $   (261,621)
======================================================================================================
Class B
Shares sold                             164,904       $   1,523,304           407,115     $  3,966,796
Reinvestment of distributions            10,838              97,764            20,097          194,871
Less shares repurchased                (184,138)         (1,680,949)         (631,803)      (6,121,897)
------------------------------------------------------------------------------------------------------
   Net decrease                          (8,396)      $     (59,881)         (204,591)    $ (1,960,230)
======================================================================================================
Class C
Shares sold                             522,165       $   4,832,153           347,231     $  3,380,937
Reinvestment of distributions             7,352              66,116             8,451           81,787
Less shares repurchased                (246,245)         (2,220,337)         (288,749)      (2,793,273)
------------------------------------------------------------------------------------------------------
   Net increase                         283,272       $   2,677,932            66,933     $    669,451
======================================================================================================
Class Y
Shares sold                              41,995       $     376,841         1,108,096     $ 10,842,936
Reinvestment of distributions           296,928           2,685,020           722,346        7,014,235
Less shares repurchased              (4,929,001)        (44,744,710)       (7,552,206)     (73,572,125)
------------------------------------------------------------------------------------------------------
   Net decrease                      (4,590,078)      $ (41,682,849)       (5,721,764)    $(55,714,954)
======================================================================================================

The accompanying notes are an integral part of these financial statements.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    35

Financial Highlights

                                                                       Six Months
                                                                       Ended
                                                                       2/28/09        Year Ended   Year Ended
                                                                       (unaudited)    8/31/08      8/31/07
Class A
Net asset value, beginning of period                                   $   9.52       $  9.76      $  9.75
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $   0.24       $  0.45      $  0.43
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                   (0.57)        (0.24)        0.02
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $  (0.33)      $  0.21      $  0.45
Distributions to shareowners:
 Net investment income                                                    (0.25)        (0.45)       (0.44)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  (0.58)      $ (0.24)     $  0.01
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   8.94       $  9.52      $  9.76
=================================================================================================================
Total return*                                                             (3.43) %       2.18%        4.68%
Ratio of net expenses to average net assets+                               0.90%**       0.91%        0.91%
Ratio of net investment income to average net assets+                      5.27%**       4.60%        4.27%
Portfolio turnover rate                                                       8%**         34%          78%
Net assets, end of period (in thousands)                               $ 13,335       $12,499      $13,184
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              1.12%**       1.00%        1.00%
 Net investment income (loss)                                              5.05%**       4.51%        4.18%
Ratios with waiver of management fees and assumption of expenses by
 PIM and  reduction for fees paid indirectly:
 Net expenses                                                              0.90%**       0.90%        0.90%
 Net investment income                                                     5.27%**       4.61%        4.28%
=================================================================================================================

                                                                                                   For the period
                                                                                                   from 7/8/04
                                                                                                   (Commencement
                                                                       Year Ended     Year Ended   of Operations)
                                                                       8/31/06        8/31/05      to 8/31/04
Class A
Net asset value, beginning of period                                   $   9.84       $ 10.02      $ 10.00
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $   0.29       $  0.27      $  0.03
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                   (0.06)        (0.14)        0.03
-----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $   0.23       $  0.13      $  0.06
Distributions to shareowners:
 Net investment income                                                    (0.32)        (0.31)       (0.04)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  (0.09)      $ (0.18)     $  0.02
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   9.75       $  9.84      $ 10.02
=================================================================================================================
Total return*                                                              2.38%         1.31%        0.59%(a)
Ratio of net expenses to average net assets+                               0.90%         0.90%        0.90%**
Ratio of net investment income to average net assets+                      3.05%         2.68%        1.64%**
Portfolio turnover rate                                                      81%           71%          24%(a)
Net assets, end of period (in thousands)                               $ 21,701       $11,512      $ 1,478
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              0.99%         1.40%        9.40%**
 Net investment income (loss)                                              2.96%         2.18%      ( 6.86)%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and  reduction for fees paid indirectly:
 Net expenses                                                              0.90%         0.90%        0.90%**
 Net investment income                                                     3.05%         2.68%        1.64%**
=================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

36  Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

                                                                       Six Months
                                                                       Ended
                                                                       2/28/09        Year Ended   Year Ended
                                                                       (unaudited)    8/31/08      8/31/07
Class B
Net asset value, beginning of period                                   $   9.50       $  9.75      $  9.75
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $   0.20       $  0.36      $  0.34
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                   (0.56)        (0.25)        0.01
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $  (0.36)      $  0.11      $  0.35
Distributions to shareowners:
 Net investment income                                                    (0.21)        (0.36)       (0.35)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  (0.57)      $ (0.25)     $    --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   8.93       $  9.50      $  9.75
=============================================================================================================
Total return*                                                             (3.79)%        1.16%        3.64%
Ratio of net expenses to average net assets+                               1.79%**       1.80%        1.82%
Ratio of net investment income to average net assets+                      4.41%**       3.72%        3.37%
Portfolio turnover rate                                                       8%**         34%          78%
Net assets, end of period (in thousands)                               $  6,310       $ 6,798      $ 8,969
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              1.88%**       1.85%        1.88%
 Net investment income (loss)                                              4.32%**       3.67%        3.31%
Ratios with waiver of management fees and assumption of expenses by
 PIM and  reduction for fees paid indirectly:
 Net expenses                                                              1.79%**       1.80%        1.80%
 Net investment income                                                     4.41%**       3.72%        3.39%
=============================================================================================================

                                                                                                   For the period
                                                                                                   from 7/8/04
                                                                                                   (Commencement
                                                                       Year Ended     Year Ended   of Operations)
                                                                       8/31/06        8/31/05      to 8/31/04
Class B
Net asset value, beginning of period                                   $   9.84       $ 10.01      $ 10.00
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $ 0.20       $  0.18      $  0.01
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                   (0.05)        (0.13)        0.03
-----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $ 0.15       $  0.05      $  0.04
Distributions to shareowners:
 Net investment income                                                    (0.24)        (0.22)       (0.03)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  (0.09)      $ (0.17)     $  0.01
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   9.75       $  9.84      $ 10.01
=================================================================================================================
Total return*                                                              1.56%         0.56%        0.40%(a)
Ratio of net expenses to average net assets+                               1.80%         1.74%        1.89%**
Ratio of net investment income to average net assets+                      2.14%         1.68%        0.65%**
Portfolio turnover rate                                                      81%           71%          24%(a)
Net assets, end of period (in thousands)                               $ 14,959       $ 3,338      $   718
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              1.82%         2.29%       10.65%**
 Net investment income (loss)                                              2.12%         1.13%       (8.11)%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and  reduction for fees paid indirectly:
 Net expenses                                                              1.80%         1.74%        1.89%**
 Net investment income                                                     2.14%         1.68%        0.65%**
=================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                Pioneer Short Term Income Fund | Semiannual Report | 2/28/09  37

                                                                       Six Months
                                                                       Ended
                                                                       2/28/09        Year Ended   Year Ended
                                                                       (unaudited)    8/31/08      8/31/07
Class C
Net asset value, beginning of period                                   $   9.49       $  9.74       $ 9.73
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $   0.20       $  0.37       $ 0.35
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                   (0.55)        (0.25)        0.01
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $  (0.35)      $  0.12       $ 0.36
Distributions to shareowners:
 Net investment income                                                    (0.22)        (0.37)       (0.35)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  (0.57)      $ (0.25)      $ 0.01
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   8.92       $  9.49       $ 9.74
=============================================================================================================
Total return*                                                             (3.74)%        1.25%        3.79%
Ratio of net expenses to average net assets+                               1.74%**       1.73%        1.72%
Ratio of net investment income to average net assets+                      4.40%**       3.77%        3.45%
Portfolio turnover rate                                                       8%**         34%          78%
Net assets, end of period (in thousands)                               $  5,757       $ 3,441      $ 2,879
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              1.74%**       1.73%        1.72%
 Net investment income (loss)                                              4.40%**       3.77%        3.45%
Ratios with waiver of management fees and assumption of expenses by
 PIM and  reduction for fees paid indirectly:
 Net expenses                                                              1.74%**       1.73%        1.71%
 Net investment income                                                     4.40%**       3.77%        3.46%
=============================================================================================================

                                                                                                   For the period
                                                                                                   from 7/8/04
                                                                                                   (Commencement
                                                                       Year Ended     Year Ended   of Operations)
                                                                       8/31/06        8/31/05      to 8/31/04
Class C
Net asset value, beginning of period                                    $  9.82       $ 10.00      $ 10.00
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                  $  0.21       $  0.20      $  0.03
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                   (0.07)        (0.14)        0.02
-----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  0.14       $  0.06      $  0.05
Distributions to shareowners:
 Net investment income                                                    (0.23)        (0.24)       (0.05)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $ (0.09)      $ (0.18)     $    --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  9.73       $  9.82      $ 10.00
=================================================================================================================
Total return*                                                              1.47%         0.58%        0.46%(a)
Ratio of net expenses to average net assets+                               1.78%         1.69%        1.39%**
Ratio of net investment income to average net assets+                      2.16%         1.95%        1.16%**
Portfolio turnover rate                                                      81%           71%          24%(a)
Net assets, end of period (in thousands)                                $ 5,964       $ 4,804      $ 2,538
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              1.78%         2.38%        9.63%**
 Net investment income (loss)                                              2.16%         1.26%       (7.08)%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                              1.78%         1.69%        1.39%**
 Net investment income                                                     2.16%         1.95%        1.16%**
=================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

38  Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

                                                                       Six Months
                                                                       Ended
                                                                       2/28/09       Year Ended   Year Ended
                                                                       (unaudited)   8/31/08      8/31/07
Class Y
Net asset value, beginning of period                                   $   9.51      $   9.76     $   9.76
------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $   0.26      $   0.48     $   0.45
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                   (0.58)        (0.24)        0.02
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $  (0.32)     $   0.24     $   0.47
Distributions to shareowners:
 Net investment income                                                    (0.27)        (0.49)       (0.47)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  (0.59)     $  (0.25)    $      -
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   8.92      $   9.51     $   9.76
============================================================================================================
Total return*                                                             (3.37)%        2.45%        4.96%
Ratio of net expenses to average net assets+                               0.61%**       0.55%        0.53%
Ratio of net investment income to average net assets+                      5.66%**       4.98%        4.68%
Portfolio turnover rate                                                       8%**         34%          78%
Net assets, end of period (in thousands)                               $ 81,435      $130,475     $189,724
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              0.61%**       0.55%        0.53%
 Net investment income (loss)                                              5.66%**       4.98%        4.68%
Ratios with waiver of management fees and assumption of expenses by
 PIM and  reduction for fees paid indirectly:
 Net expenses                                                              0.61%**       0.55%        0.53%
 Net investment income                                                     5.66%**       4.98%        4.68%
============================================================================================================

                                                                                                   For the period
                                                                                                   from 7/8/04
                                                                                                   (Commencement
                                                                       Year Ended     Year Ended   of Operations)
                                                                       8/31/06        8/31/05      to 8/31/04
Class Y
Net asset value, beginning of period                                   $   9.85       $ 10.01      $ 10.00
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $   0.32       $  0.30      $  0.04
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                   (0.06)        (0.12)        0.02
-----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $   0.26       $  0.18      $  0.06
Distributions to shareowners:
 Net investment income                                                    (0.35)        (0.34)       (0.05)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  (0.09)      $ (0.16)     $  0.01
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   9.76       $  9.85      $ 10.01
=================================================================================================================
Total return*                                                              2.73%         1.86%        0.57%(a)
Ratio of net expenses to average net assets+                               0.53%         0.58%        0.61%**
Ratio of net investment income to average net assets+                      3.37%         2.53%        1.94%**
Portfolio turnover rate                                                      81%           71%          24%(a)
Net assets, end of period (in thousands)                               $148,514       $17,672      $   530
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              0.53%         0.99%       10.54%**
 Net investment income (loss)                                              3.37%         2.12%       (7.99)%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                              0.53%         0.58%        0.61%**
 Net investment income                                                     3.37%         2.53%        1.94%**
=================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                Pioneer Short Term Income Fund | Semiannual Report | 2/28/09  39

Notes to Financial Statements | 2/28/09 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Short Term Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.

The Fund offers four classes of shares -- Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying issuers and their inability to meet their debt obligations. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

40    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees and may include yield equivalents or a pricing matrix. . The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At February 28, 2009, two securities have been fair valued, which represent 0.83% of net assets.

     Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/ premiums on debt securities are accreted/ amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    41

C.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. (See Note 6)

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At August 31, 2008, the Fund had a net capital loss carryforward of $5,175,344, of which the following amounts will expire between 2009 and 2016 if not utilized: $37,944 in 2009, $124 in 2011, $1,200,645 in 2012,
     $628,614 in 2013, $975,752 in 2014, $1,665,061 in 2015 and $667,204 in
     2016.

     The Fund has elected to defer approximately $155,031 of capital losses recognized between November 1, 2007 and August 31, 2008 to its fiscal year ending August 31, 2009.

42    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2008 was as follows:

                                                   2008
     Distributions paid from:
     Ordinary income                         $9,280,504
     ---------------------------------------------------
       Total                                 $9,280,504
     ==================================================

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2008:

                                                   2008
     Distributable earnings:
     Undistributed ordinary income        $     188,449
     Capital loss carryforward               (5,175,344)
     Post-October loss deferred                (155,031)
     Dividends payable                          (99,084)
     Unrealized depreciation                 (5,157,653)
     ---------------------------------------------------
       Total                              $ (10,398,663)
     ==================================================

     The difference between book basis and tax-basis unrealized depreciation is attributable to the tax treatment of premium and amortization, the mark-to-market of foreign currency contracts and adjustments relating to catastrophe bonds.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $1,504 in underwriting commissions on the sale of Class A shares for the six months ended February 28, 2009.

F.   Class Allocations

     Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    43

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

44    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.90%, 1.80% and 1.80% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through January 1, 2012 for Class A shares and through January 1, 2010 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,583 in management fees, administrative costs and certain other fees payable to PIM at February 28, 2009.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 28, 2009, such out of pocket expenses by class of shares were as follows:

Shareholder Communications:
Class A                             $2,544
Class B                                704
Class Y                                225
------------------------------------------
  Total                             $3,473
==========================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $9,116 in transfer agent fees payable to PIMSS at February 28, 2009.

4.   Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    45

Statement of Assets and Liabilities is $839 in distribution fees payable to PFD at February 28, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within three years of purchases are subject to a CDSC at declining rates beginning at 2.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2009, CDSCs in the amount of $13,041 were paid to PFD.

5.   Expense Offset Agreements

The Fund has entered into certain expense offset arrangements with PIMSS, resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 28, 2009, the Fund's expenses were reduced by $178 under such arrangements.

6.   Forward Foreign Currency Contracts

At February 28, 2009, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. Open portfolio hedges at February 28, 2009 were as follows:

             Net                                                        Net
             Contracts to    In Exchange    Settlement                  Unrealized
Currency     deliver         For            Date          Value         Gain
NOK
(Norwegian
Krone)       (2,525,000)     $366,242       3/31/09       $(359,869)    $6,373

At February 28, 2009, the Fund had no outstanding settlement hedges.

7.   Unfunded Loan Commitments

As of February 28, 2009, the fund had unfunded loan commitments of approximately $59,600 (excluding depreciation on those commitments of $37,682 as of February 28, 2009) which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                             Unfunded
Borrower                                                     Commitment
Bausch & Lomb, Delayed Draw Loan, 4.1304%, 4/24/15           $ 9,600
Fontainebleau Las Vegas, Delayed Draw Loan, 2.0%, 6/6/14     $50,000

46    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

8.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    47

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive
  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

48    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

                            This page for your notes.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    49

                            This page for your notes.

50    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

                            This page for your notes.

              Pioneer Short Term Income Fund | Semiannual Report | 2/28/09    51

                            This page for your notes.

52    Pioneer Short Term Income Fund | Semiannual Report | 2/28/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                 www.pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2009 Pioneer Investments 19127-03-0409



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2009

* Print the name and title of each signing officer under his or her signature.